Shares issued and treasury shares held - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares issued
Balance at the beginning of the year	3,855,634,749	3,853,096,603
Issuance of shares	3,420,646	2,538,146
Balance at the end of the year	3,859,055,395	3,855,634,749
Treasury shares
Balance at the beginning of the year	166,467,802	132,301,550
Acquisitions	146,876,692	103,979,927
Disposals	(70,323,198)	(69,813,675)
Balance at the end of the year	243,021,296	166,467,802
UBS AG
Shares issued
Balance at the beginning of the year	3,858,408,466
Balance at the end of the year	3,858,408,466	3,858,408,466